Provision for reinstatement costs (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Reinstatement Costs
Schedule of provision for reinstatement costs

	2025	2025	2024
	US$	HK$	HK$

At beginning of year	680,945	5,300,000	5,370,000
Provision	349,466	2,720,000	1,480,000
Utilisation for the year	-	-	(200,000)
Write-off upon the expiration of leases	(349,466)	(2,720,000)	(1,350,000)

At end of year	680,945	5,300,000	5,300,000
Less: portion classified as current liabilities	(214,562)	(1,670,000)	(2,520,000)

	466,383	3,630,000	2,780,000